                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hillsdale Investment Management Inc.
Address: 100 Wellington Street West, Suite 2100, TD Centre,
         P.O. Box 228, Toronto, Ontario, Canada, M5K 1J3

Form 13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ian Pember
Title: Vice President- Administration and Compliance
Phone: 416-913-3920

Signature, Place, and Date of Signing:

        I. Pember          Toronto, Ontario, Canada       July 24, 2006
 ------------------------  ------------------------  ------------------------

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------
*   Reports Holdings for which confidential treatment is required.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 118

Form 13F Information Table Value Total: $127,441 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER   ------------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (x1,000's)  PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE    SHARED  NONE
-----------------------------  -------------- --------- ---------- --------- --- ---- ------- -------- --------- ------ -------
24/7 REAL MEDIA                     COM       901314203      585      55,900 SH        SOLE               55,900
A G EDWARDS INC                     COM       281760108      444       8,900 SH        SOLE                8,900
ACCENTURE LTD                       COM       G1150G111       28         940 SH        SOLE                  940
ADMINISTAFF                         COM       007094105      457       8,400 SH        SOLE                8,400
ADV AUTO PARTS                      COM       00751Y106       19         460 SH        SOLE                  460
ADVANCED ENERGY                     COM       007973100      298      21,100 SH        SOLE               21,100
AES CORP                            COM       00130H105      389      22,800 SH        SOLE               22,800
AFFYMETRIX                          COM       00826T108       19         580 SH        SOLE                  580
Alcan Inc.                          COM       013716105       78       1,700 SH        SOLE                1,700
AMCOL INTL                          COM       02341W103      331      11,500 SH        SOLE               11,500
AMKOR TECHNOLOGY                    COM       031652100      169      19,600 SH        SOLE               19,600
AMSOUTH BANCORP                     COM       032165102       22         800 SH        SOLE                  800
ANDREW                              COM       034425108       20       1,660 SH        SOLE                1,660
ARCH CAPITAL GP                     COM       G0450A105      878      15,200 SH        SOLE               15,200
ASYST TECHNOL                       COM       04648X107      184      17,700 SH        SOLE               17,700
BALDOR ELECTRIC                     COM       057741100      576      17,000 SH        SOLE               17,000
Bank of Nova Scotia                 COM       064149107    1,027      25,600 SH        SOLE               16,800          8,800
Barrick Gold Corp                   COM       067901108    8,705     320,500 SH        SOLE              245,100         75,400
Bennett Environmental               COM       081906109        3         600 SH        SOLE                                 600
Biovail Corporation                 COM       09067J109    7,125     293,100 SH        SOLE              222,900         70,200
BLACKROCK                           COM       09247X101      504       3,600 SH        SOLE                3,600
BOWNE                               COM       103043105      220      13,200 SH        SOLE               13,200
CAE Inc.                            COM       124765108    9,678   1,228,500 SH        SOLE            1,003,400        225,100
CALIF AMPLIFIER                     COM       128126109      134      11,400 SH        SOLE               11,400
Cdn. National Railway               COM       136375102    7,391     163,200 SH        SOLE              128,200         35,000
CENTERPOINT                         COM       15189T107       16       1,340 SH        SOLE                1,340
CENTRAL FUND CDA STK A              COM       153501101        4         500 SH        SOLE                  100            400
CENTURY BUSINESS                    COM       124805102      536      67,000 SH        SOLE               67,000
CHARTERED SEMI                      COM       16133R106      283      29,300 SH        SOLE               29,300
CHEESECAKE FACT                     COM       163072101       31         840 SH        SOLE                  840
CHEVRONTEXACO                       COM       166764100       28         480 SH        SOLE                  480
CINTAS                              COM       172908105       20         480 SH        SOLE                  480
CIRCUIT CITY                        COM       172737108      585      23,900 SH        SOLE               23,900
COEUR DALENE MIN                    COM       192108108      306      46,700 SH        SOLE               46,700
CORP EXEC BOARD                     COM       21988R102      706       7,000 SH        SOLE                7,000
CYMER INC                           COM       232572107      177       3,900 SH        SOLE                3,900
Descartes Systems                   COM       249906108    1,729     458,800 SH        SOLE              458,800
DIGITAS                             COM       25388K104      181      12,600 SH        SOLE               12,600
DJ US TECHNOL STK                   COM       464287721       57       1,100 SH        SOLE                1,100
DST SYSTEMS                         COM       233326107       22         380 SH        SOLE                  380
ENSCO INTL                          COM       26874Q100      322       6,260 SH        SOLE                6,260
EUROZINC MINING ORDINARY            COM       298804105    1,424     819,300 SH        SOLE              691,900        127,400
F5 NETWORKS                         COM       315616102      203       2,800 SH        SOLE                2,800
FEDERATED INVEST                    COM       314211103       23         580 SH        SOLE                  580
FirstService Corp.                  COM       33761N109    4,234     173,500 SH        SOLE              131,300         42,200
Fording Cdn                         COM       345425102      235       6,200 SH        SOLE                5,700            500
Gammon Lake                         COM       364915108    9,682     538,400 SH        SOLE              425,500        112,900
GENERAL COMM                        COM       369385109      623      51,500 SH        SOLE               51,500
Gildan Activewear Inc,A             COM       375916103   11,907     250,400 SH        SOLE              209,900         40,500
Glamis Gold                         COM       376775102       24         720 SH        SOLE                  720
Goldcorp Inc.                       COM       380956409      117       4,000 SH        SOLE                4,000
GRANT PRIDECO                       COM       38821G101      373       8,700 SH        SOLE                8,700
GREY WOLF                           COM       397888108      264      35,500 SH        SOLE               35,500
GSI GROUP                           COM       36229U102      301      27,200 SH        SOLE               27,200
HARVEST ENERGY TRUST UN             COM       41752X101       12         400 SH        SOLE                  400
HEALTH MGMT ASSO                    COM       421933102       20         920 SH        SOLE                  920
HEIDRICK+STRUGGL                    COM       422819102      428      11,800 SH        SOLE               11,800
INPUT/OUTPUT                        COM       457652105      476      49,000 SH        SOLE               49,000
INTERDIGIT COMM                     COM       45866A105      652      26,600 SH        SOLE               26,600
INTERSIL CORP                       COM       46069S109       21         740 SH        SOLE                  740
INVESTMENT TECH                     COM       46145F105      478       9,600 SH        SOLE                9,600
Ipsco Inc.                          COM       462622101    8,642      83,100 SH        SOLE               62,900         20,200
ISHARES GS NETWRK ETF               COM       464287531       58       1,600 SH        SOLE                1,600
ISHARES GS SEMICON ETF              COM       464287523       59         900 SH        SOLE                  900
ISHARES MEXICO ETF                  COM       464286822       61       1,600 SH        SOLE                1,600
ISHARES SO AFR F STK                COM       464286780       58         500 SH        SOLE                  500
ISHRS BRAZIL                        COM       464286400       60       1,500 SH        SOLE                1,500
JANUS CAPITAL                       COM       47102X105      371      16,000 SH        SOLE               16,000
Kingsway Financial Srvs             COM       496904103      336      16,500 SH        SOLE               16,500
KULICKE + SOFFA                     COM       501242101       73       7,700 SH        SOLE                7,700
LAWSON SOFTWARE                     COM       52078P102      255      33,200 SH        SOLE               33,200
LCA-VISION                          COM       501803308      356       7,100 SH        SOLE                7,100
Manulife Financial Corp             COM       56501R106    1,743      27,800 SH        SOLE               18,300          9,500
MATTSON TECH                        COM       577223100      234      19,500 SH        SOLE               19,500
MAVERICK TUBE                       COM       577914104      185       3,500 SH        SOLE                3,500
MEADWESTVACO                        COM       583334107      254       9,300 SH        SOLE                9,300
MI Development                      COM       55304X104      352      10,100 SH        SOLE               10,100
MORGAN STANLEY ORD                  COM       617446448       29         460 SH        SOLE                  460
NATL INSTRUMENT                     COM       636518102       22         660 SH        SOLE                  660
NATL SEMICONDUCT                    COM       637640103       23         820 SH        SOLE                  820
NEWFIELD EXPLOR                     COM       651290108       26         620 SH        SOLE                  620
NEXTEL PARTNERS                     COM       65333F107      544      19,200 SH        SOLE               19,200
NOBLE CORP                          COM       G65422100       23         280 SH        SOLE                  280
Northern Orion Explor.              COM       665575106        3         700 SH        SOLE                                 700
Northgate Exploration               COM       666416102       97      40,200 SH        SOLE               40,200
ON SEMICONDUCTOR                    COM       682189105      187      25,700 SH        SOLE               25,700
OREGON STEEL                        COM       686079104       97       1,900 SH        SOLE                1,900
PALM INC                            COM       696643105      211       9,100 SH        SOLE                9,100
PATTERSON-UTI                       COM       703481101      275       8,600 SH        SOLE                8,600
Pengrowth Energy B                  COM       706902400       34       1,700 SH        SOLE                  800            900
PMC-SIERRA                          COM       69344F106      183      14,900 SH        SOLE               14,900
POGO PRODUCING                      COM       730448107      111       2,200 SH        SOLE                2,200
PRICELINE.COM                       COM       741503403      591      23,800 SH        SOLE               23,800
REALNETWORKS                        COM       75605L104      266      32,300 SH        SOLE               32,300
RF MICRO DEVICES                    COM       749941100      227      26,300 SH        SOLE               26,300
ROWAN CO INC                        COM       779382100      514      11,700 SH        SOLE               11,700
Royal Bank of Canada                COM       780087102    1,340      31,750 SH        SOLE               20,750         11,000
Shaw Communications, B              COM       82028K200    9,635     404,000 SH        SOLE              307,600         96,400
Sierra Wireless, Inc.               COM       826516106       24       2,100 SH        SOLE                2,100
Silver Wheaton                      COM       828336107    1,239     115,900 SH        SOLE              115,600            300
SIRENZA MICRODEV                    COM       82966T106      364      38,500 SH        SOLE               38,500
SOTHEBYS HLDGS                      COM       835898107      563      19,400 SH        SOLE               19,400
STREETTRACKS GLD ORDINARY           COM       863307104       87       1,500 SH        SOLE                1,500
Suncor Energy Inc.                  COM       867229106    7,278      94,800 SH        SOLE               72,800         22,000
SUNOCO                              COM       86764P109       22         280 SH        SOLE                  280
TELUS Corporation                   COM       87971M103      212       5,400 SH        SOLE                5,400
Tesco Corporation                   COM       88157K101      356      18,800 SH        SOLE               18,800
TIFFANY & CO                        COM       886547108       19         500 SH        SOLE                  500
TITANIUM METALS                     COM       888339207      461       9,500 SH        SOLE                9,500
Toronto-Dominion Bank               COM       891160509    5,626     101,200 SH        SOLE               75,100         26,100
TRADESTATION GRP                    COM       89267P105      142      10,300 SH        SOLE               10,300
TransCanada Corporation             COM       89353D107       10         350 SH        SOLE                                 350
TRIZETTO GROUP                      COM       896882107      164       9,300 SH        SOLE                9,300
UNION BANCAL                        COM       908906100       25         360 SH        SOLE                  360
VOLT INFORMATION                    COM       928703107      602      19,700 SH        SOLE               19,700
XILINX                              COM       983919101       48       1,900 SH        SOLE                1,900
Yamana Gold Inc.                    COM       98462Y100    4,356     471,900 SH        SOLE              391,800         80,100
Zarlink Semiconductor               COM       989139100    2,524     861,700 SH        SOLE              861,700